191 North Wacker Drive, Suite 1601
Chicago, IL 60606
T: (312) 964-3505

April 6, 2026

Via EDGAR Transmission

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attn:  Filing Desk
Re:
Delaware Group Global & International Funds (the “Trust”)
File Nos. 811-06324; 033-41034
Rule 497(j) Filing
Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that filed in Post-Effective Amendment No. 85 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on March 27, 2026, with an effective date of March 31, 2026. The definitive Prospectus was filed with the Commission pursuant to Rule 497(c) under the 1933 Act on April 6, 2026.

Please contact me at the number above with any questions or comments relating to this certification.

Sincerely,

/s/ Mark R. Greer
Mark R. Greer